Remaining amortization period on intangibles resulting from business combinations (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
RS print [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	14.67
Remaining amortization period technology related intangible assets acquisition	6.67
Orthoview [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	3.75	4.75
ACTech [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	16.75	17.75
Cenat [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	4.25	5.25
Engimplan [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	8.58	9.58
General [member] | Intangible assets other than goodwill [member]
Remaining amortization method [line items]
Amortization of intangible assets	€ (4,709,000)	€ 4,859,000	€ 5,064,000
General [member] | Patents and licenses [member]
Remaining amortization method [line items]
Remaining amortization period technology related intangible assets acquisition	6.38
General [member] | Software [member]
Remaining amortization method [line items]
Remaining amortization period technology related intangible assets acquisition	1.78